Consolidated Statement of Changes in Equity - COP ($) $ in Millions	Issued share capital	Premium on the issue of shares	Treasury shares	Legal reserve	Occasional reserve	Reserves for acquisition of treasury shares	Reserve for future dividends distribution	Other reserves	Total reserves	Other comprehensive income	Retained earnings	Hyperinflation and other equity components	Total	Non-controlling interests	Total
Balance at Dec. 31, 2021	$ 4,482			$ 7,857	$ 791,647		$ 155,412	$ 329,529	$ 1,306,445	$ (1,240,157)	$ 888,645	$ 954,867	$ 6,755,014	$ 1,273,463	$ 8,028,477
Balance (in Shares) at Dec. 31, 2021		4,843,466	(2,734)			22,000
Declared dividend					(12,330)				(12,330)		(225,348)		(237,678)	(156,808)	(394,486)
Profit for the period											99,072		99,072	150,166	249,238	[1]
Other comprehensive income (loss), excluding translation adjustments to the put option										450,086			450,086	(1,360)	448,726
Acquisition of treasury shares													(316,756)		(316,756)
Acquisition of treasury shares (in Shares)			(316,756)
Appropriation to reserves					(147,108)				249,334		(249,334)
Appropriation to reserves (in Shares)						396,442
Changes in interest in the ownership of subsidiaries that do not result in change of control												(14,072)	(14,072)	(6,426)	(20,498)
Equity impact on the inflationary effect of subsidiary Libertad S.A.												581,478	581,478		581,478
Changes in the financial liability of the put option on non-controlling interests, and related translation adjustments (Note 20)										(176,831)		(1,620)	(178,451)	36,423	(142,028)
Other movements					(1,863)				(1,863)		2,529	(371)	295		295
Balance at Dec. 31, 2022	4,482			7,857	630,346		155,412	329,529	1,541,586	(966,902)	515,564	1,520,282	7,138,988	1,295,458	8,434,446
Balance (in Shares) at Dec. 31, 2022		4,843,466	(319,490)			418,442
Declared dividend					(217,392)				(217,392)				(217,392)	(159,278)	(376,670)
Profit for the period											125,998		125,998	182,176	308,174	[1]
Other comprehensive income (loss), excluding translation adjustments to the put option										(1,449,720)			(1,449,720)	10,926	(1,438,794)
Appropriation to reserves					99,072				99,072		(99,072)
Changes in interest in the ownership of subsidiaries that do not result in change of control												(65,690)	(65,690)	(51,823)	(117,513)
Equity impact on the inflationary effect of subsidiary Libertad S.A.												411,539	411,539		411,539
Changes in the financial liability of the put option on non-controlling interests, and related translation adjustments (Note 20)										112,576		53,308	165,884	43,673	209,557
Other movements					(2,108)			9,967	7,859		(8,157)	(8,632)	(8,930)		(8,930)
Balance at Dec. 31, 2023	4,482			7,857	509,918		155,412	339,496	1,431,125	(2,304,046)	534,333	1,910,807	6,100,677	1,321,132	7,421,809
Balance (in Shares) at Dec. 31, 2023		4,843,466	(319,490)			418,442
Declared dividend					(65,529)				(65,529)				(65,529)	(176,872)	(242,401)
Profit for the period											54,786		54,786	182,457	237,243
Other comprehensive income (loss), excluding translation adjustments to the put option										11,228			11,228	3,973	15,201
Appropriation to reserves					141,707			(15,709)	125,998		(125,998)
Changes in interest in the ownership of subsidiaries that do not result in change of control												(82,294)	(82,294)	(75,117)	(157,411)
Equity impact on the inflationary effect of subsidiary Libertad S.A.												648,542	648,542		648,542
Changes in the financial liability of the put option on non-controlling interests, and related translation adjustments (Note 20)										(14,186)		34,325	20,139	71,427	91,566
Other movements								(127)	(127)		1,090		963		963
Balance at Dec. 31, 2024	$ 4,482			$ 7,857	$ 586,096		$ 155,412	$ 323,660	$ 1,491,467	$ (2,307,004)	$ 464,211	$ 2,511,380	$ 6,688,512	$ 1,327,000	$ 8,015,512
Balance (in Shares) at Dec. 31, 2024		4,843,466	(319,490)			418,442

[1]	Some figures in the December 2023 and 2022 financial statements were disaggregated for comparative purposes (see Note 2).